Performance Management	May 01, 2026
Kurv Nvidia (NVDA) Enhanced Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the NVIDIA Fund has not yet launched, the performance section is omitted. When such information is included, this section will provide some indication of the risks of investing in the NVIDIA Fund by showing changes in the NVIDIA Fund’s performance history from year to year and showing how the NVIDIA Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the NVIDIA Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the NVIDIA Fund. Updated performance information will be available on the NVIDIA Fund’s website at www.kurvinvest.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the NVIDIA Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the NVIDIA Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the NVIDIA Fund by showing changes in the NVIDIA Fund’s performance history from year to year and showing how the NVIDIA Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because the NVIDIA Fund has not yet launched, the performance section is omitted.
Performance Availability Website Address [Text]	www.kurvinvest.com
Kurv Meta (META) Enhanced Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the META Fund has not yet launched, the performance section is omitted. When such information is included, this section will provide some indication of the risks of investing in the META Fund by showing changes in the META Fund’s performance history from year to year and showing how the META Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the META Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the META Fund. Updated performance information will be available on the META Fund’s website at www.kurvinvest.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the META Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the META Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the META Fund by showing changes in the META Fund’s performance history from year to year and showing how the META Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because the META Fund has not yet launched, the performance section is omitted.
Performance Availability Website Address [Text]	www.kurvinvest.com